Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Based Compensation Expense

Stock-based compensation expense is recognized in the Statements of Operations as follows:

	Years Ended December 31,
(in thousands of dollars)	2023	2022
Research and development	$262	$115
General and administrative	1,503	150
Total stock-based compensation expense	$1,765	$265

Schedule of Unvested Awards and Weighted Average Period

Unrecognized stock-based compensation costs related to unvested awards and the weighted-average period over which the costs are expected to be recognized as of December 31, 2023, are as follows:

Stock Options
Unrecognized stock-based compensation expense (in thousands)	$5,039
Expected weighted-average period compensation costs to be recognized (years)	3.0

Schedule of Stock Option Activity

A summary of the Company’s stock option activity is as follows:

	Stock Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	101,250	$3.28	9.4	—
Granted	3,689,750	$2.28	10.0	—
Exercised	—	$—	—	—
Forfeited/canceled	2,500	$3.28	8.7	—
Outstanding as of December 31, 2023	3,788,500	$2.31	9.1	—
Exercisable as of December 31, 2023	68,519	$3.28	8.7	—

Schedule of Fair Value of Option Granted Black Scholes

The fair value of stock options granted to employees, directors, and consultants was estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	Year Ended December 31, 2023	Year Ended December 31, 2022
Risk-free interest rate	3.9%	4.1%
Expected volatility	90%	100%
Expected term (years)	7.0	5.4 to 6.4
Expected dividend	0%	0%